MITCHELL HUTCHINS LIR SELECT MONEY FUND                           ANNUAL REPORT

                                                                  June 15, 1999
Dear Shareholder,

We are pleased to present you with the annual report for the Mitchell Hutchins LIR Select Money Fund (the "Fund") for the fiscal period from commencement of operations on August 10, 1998 through April 30, 1999.



MITCHELL HUCTHINS LIR
SELECT MONEY FUND
FUND PROFILE

GOAL:
Maximum current income consistent with liquidity and capital preservation

PORTFOLIO MANAGER:
Anthony Balestrieri, Mitchell Hutchins Asset Management Inc.

TOTAL NET ASSETS:
$1.323 billion as of April 30, 1999

DIVIDEND PAYMENTS:
Monthly



MARKET REVIEW

Money market mutual fund assets increased during the Fund's fiscal period as investors emphasized safety of principal in response to market volatility during the latter part of 1998. The Federal Reserve cut the Federal Funds rate by 0.25% in September, October and November of 1998, lowering the rate from 5.50% to 4.75%. At the same time, European central banks were cutting rates in preparation for the January 1, 1999 debut of the euro currency. Lower interest rates helped to calm the global financial markets, which had become unsettled after Russia's default in August. Money market yields were lower across the short-term yield curve. Because inflation remained low, however, money market yields stayed relatively strong on an inflation-adjusted basis and versus overseas short-term rates.

PERFORMANCE

The Fund commenced operations on August 10, 1998. As of the end of the fiscal period on April 30, 1999, the Fund's net assets stood at $1.323 billion. The Fund's seven-day yield was 4.86% for Institutional shares as of April 30, 1999.

     At the Fund's inception we adopted a cautious outlook on the markets given the rising uncertainty, and during the period kept the Fund's weighted average maturity slightly below its peer group. The Fund's weighted-average maturity was 36 days as of April 30, 1999. While seeking to maximize current income, we emphasized credit quality, liquidity and appropriate diversification.

OUTLOOK

We expect the U.S. economy's rate of growth to slow in 1999 from the rate of the fourth quarter of 1998, with inflation remaining low and no recession on the immediate horizon. The Federal Reserve is likely to maintain a steady monetary policy. We believe the fixed income markets will remain volatile in 1999. We expect to keep the Fund's weighted average maturity slightly below its peer group.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For a QUARTERLY REVIEW on a fund in the PaineWebber Family of Funds,(1) please contact your Financial Advisor.

Sincerely,

/s/ MARGO ALEXANDER

MARGO ALEXANDER
Chairman and Chief Executive Officer
Mitchell Hutchins Asset Management Inc.

/s/ BRIAN M. STORMS

BRIAN M. STORMS
President and Chief Operating Officer
Mitchell Hutchins Asset Management Inc.

/s/ DENNIS L. MCCAULEY

DENNIS L. MCCAULEY
Managing Director and Chief
Investment Officer--Fixed Income
Mitchell Hutchins Asset Management Inc.

/s/ ANTHONY BALESTRIERI

ANTHONY BALESTRIERI
Senior Vice President
Mitchell Hutchins Asset Management Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal period ended April 30, 1999, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your Financial Advisor regarding your personal investment program.

(1) Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

MITCHELL HUTCHINS LIR SELECT MONEY FUND

STATEMENT OF NET ASSETS                                           APRIL 30, 1999

PRINCIPAL
 AMOUNT                                          MATURITY           INTEREST
  (000)                                           DATES               RATES           VALUE
---------                                  --------------------  ---------------  --------------
BANK NOTE--1.89%
BANKING--1.89%
           Harris Trust & Savings Bank
$  25,000  (cost--$24,994,536)...........        02/01/00            5.000%       $   24,994,536
                                                                                  --------------

CERTIFICATES OF DEPOSIT--2.04%
DOMESTIC--1.44%
   19,000  First Tennessee Bank, N.A.....        05/10/99             4.850           18,999,849
                                                                                  --------------
YANKEE--0.60%
           Canadian Imperial Bank of
    8,000  Commerce......................        02/07/00             5.010            7,997,616
                                                                                  --------------
Total Certificates of Deposit
  (cost--$26,997,465)....................                                             26,997,465
                                                                                  --------------

COMMERCIAL PAPER@--62.13%
ASSET-BACKED--BANKING--5.64%
           Atlantis One Funding
   42,820  Corporation...................  05/03/99 to 08/25/99  4.820 to 5.000       42,612,558
           Wood Street Funding
   32,000  Corporation...................  05/12/99 to 05/28/99       4.830           31,941,101
                                                                                  --------------
                                                                                      74,553,659
                                                                                  --------------
ASSET-BACKED--FINANCE--4.63%
   18,000  Beta Finance Incorporated.....        07/16/99             4.820           17,816,840
   44,177  CC (USA) Incorporated.........  07/12/99 to 11/17/99  4.820 to 4.840       43,429,252
                                                                                  --------------
                                                                                      61,246,092
                                                                                  --------------
ASSET-BACKED--MISCELLANEOUS--9.40%
           Enterprise Funding
   10,529  Corporation...................  05/06/99 to 05/11/99  4.810 to 4.830       10,518,584
           Falcon Asset Securitization
   10,000  Corporation...................        05/27/99             4.800            9,965,333
           Preferred Receivables Funding
   42,875  Corporation...................  05/03/99 to 05/10/99       4.820           42,849,419
           Triple-A One Funding
   28,161  Corporation...................        05/13/99             4.810           28,115,849
           Variable Funding Capital
   33,000  Corporation...................  05/12/99 to 05/17/99  4.820 to 4.840       32,941,247
                                                                                  --------------
                                                                                     124,390,432
                                                                                  --------------
AUTO & TRUCK--4.91%
   15,000  BMW US Capital Incorporated...        05/13/99             4.780           14,976,100
           Ford Motor Credit
   50,000  Corporation...................  05/06/99 to 05/07/99  4.800 to 4.820       49,962,611
                                                                                  --------------
                                                                                      64,938,711
                                                                                  --------------
BANKING--1.50%
           Nordbanken North America
   20,000  Incorporated..................        07/16/99             4.830           19,796,067
                                                                                  --------------
CHEMICALS--0.15%
    2,000  Henkel Corporation............        06/16/99             4.810            1,987,708
                                                                                  --------------
CONSUMER PRODUCTS--4.50%
    9,600  Fortune Brands Incorporated...        05/03/99             4.780            9,597,451
   50,000  Gillette Company (The)........        05/03/99             5.050           49,985,972
                                                                                  --------------
                                                                                      59,583,423
                                                                                  --------------
DRUGS & MEDICINE--2.65%
           Zeneca Wilmington
   35,175  Incorporated..................        05/21/99        4.790 to 4.800       35,081,229
                                                                                  --------------

MITCHELL HUTCHINS LIR SELECT MONEY FUND

PRINCIPAL
 AMOUNT                                          MATURITY           INTEREST
  (000)                                           DATES               RATES           VALUE
---------                                  --------------------  ---------------  --------------

COMMERCIAL PAPER@--(CONCLUDED)

ENERGY--0.81%
$  10,735  Koch Industries...............        05/03/99            5.000%       $   10,732,018
                                                                                  --------------
FINANCE--CONDUIT--2.33%
           Metlife Funding
   30,805  Incorporated..................  05/12/99 to 05/13/99       4.810           30,757,613
                                                                                  --------------
FINANCE--CONSUMER--1.51%
           Household Finance
   20,000  Corporation...................        05/05/99             4.780           19,989,378
                                                                                  --------------
FINANCE--RETAIL--1.51%
           American Express Credit
   20,000  Corporation...................        05/04/99             4.850           19,991,917
                                                                                  --------------
FOOD, BEVERAGE & TOBACCO--6.51%
           Allied Domecq North America
   25,000  Corporation...................  05/11/99 to 05/26/99  4.800 to 4.810       24,949,438
   14,000  Diageo Capital PLC............        05/06/99             4.810           13,990,647
   14,000  Heinz (H.J.) Company..........        05/11/99             4.780           13,981,411
   33,137  McDonald's Corporation........        05/03/99             5.150           33,127,519
                                                                                  --------------
                                                                                      86,049,015
                                                                                  --------------
INSURANCE--1.25%
   16,600  Transamerica Corporation......  05/03/99 to 05/07/99  4.800 to 5.000       16,589,853
                                                                                  --------------
MACHINERY--2.89%
           Caterpillar Financial Services
   38,245  Corporation...................        05/04/99             5.150           38,228,587
                                                                                  --------------
MANUFACTURING - DIVERSIFIED--6.34%
           BTR Dunlop Finance
   39,000  Incorporated..................  05/17/99 to 06/14/99       4.810           38,844,209
   45,000  Siemens Capital Corporation...        05/03/99             5.100           44,987,250
                                                                                  --------------
                                                                                      83,831,459
                                                                                  --------------
METALS & MINING--1.83%
           Rio Tinto America
   24,300  Incorporated..................        05/14/99             4.800           24,257,880
                                                                                  --------------
PAPER & FOREST PRODUCTS--1.13%
   15,000  Weyerhaeuser Company..........  05/12/99 to 05/19/99  4.780 to 4.800       14,973,383
                                                                                  --------------
PRINTING--PUBLISHING--1.92%
   25,370  Reed Elsevier Incorporated....        05/03/99             5.000           25,362,953
                                                                                  --------------
UTILITY-ELECTRIC--0.72%
    9,600  Southern Company..............        05/19/99             4.810            9,576,912
                                                                                  --------------
Total Commercial Paper
  (cost--$821,918,289)...................                                            821,918,289
                                                                                  --------------

DOMESTIC MASTER NOTES--15.50%
BROKER-DEALER--15.50%
           Bear Stearns Companies
   55,000  Incorporated..................        05/03/99            5.138*           55,000,000
   45,000  Goldman Sachs Group L.P.......        05/03/99            4.926*           45,000,000
           Morgan Stanley, Dean Witter &
   55,000  Company.......................        05/03/99            5.038*           55,000,000
   50,000  NationsBanks N.A..............        05/03/99            5.138*           50,000,000
                                                                                  --------------
Total Domestic Master Notes
  (cost--$205,000,000)...................                                            205,000,000
                                                                                  --------------

MITCHELL HUTCHINS LIR SELECT MONEY FUND

PRINCIPAL
 AMOUNT                                          MATURITY           INTEREST
  (000)                                           DATES               RATES           VALUE
---------                                  --------------------  ---------------  --------------
FUNDING AGREEMENTS--10.20%
INSURANCE--10.20%
           First Allmerica Financial Life
$  25,000  Insurance Company+............        07/29/99            5.170%*      $   25,000,000
           Hartford Life Insurance
   15,000  Company.......................        05/07/99            4.933*           15,000,000
           Hartford Life Insurance
   15,000  Company+......................        07/29/99            5.100*           15,000,000
           Jackson National Life
   25,000  Insurance Company+............        07/29/99            5.100*           25,000,000
           Pacific Life Insurance
   30,000  Company+......................        09/15/99            5.140*           30,000,000
   12,500  Travelers Insurance Company...        05/07/99            4.939*           12,500,000
           Travelers Insurance
   12,500  Company+......................        07/29/99            5.060*           12,500,000
                                                                                  --------------
Total Funding Agreements
  (cost--$135,000,000)...................                                            135,000,000
                                                                                  --------------

SHORT-TERM CORPORATE OBLIGATIONS--2.65%
ASSET-BACKED--FINANCE--1.89%
   25,000  Beta Finance Incorporated++...  01/19/00 to 03/01/00  5.130 to 5.200       25,000,000
                                                                                  --------------
FINANCE--DIVERSIFIED--0.76%
           Associates Corporation of
   10,000  North America++...............        02/15/00             6.200           10,076,210
                                                                                  --------------
Total Short-Term Corporate Obligations
  (cost--$35,076,210)....................                                             35,076,210
                                                                                  --------------

TIME DEPOSITS--4.54%
   20,000  Societe Generale..............        05/03/99             5.125           20,000,000
           Westdeutsche Landesbank
   40,000  Girozentrale..................        05/03/99             4.938           40,000,000
                                                                                  --------------
Total Time Deposits
  (cost--$60,000,000)....................                                             60,000,000
                                                                                  --------------

 NUMBER
   OF
 SHARES
---------

MONEY MARKET FUNDS--1.21%
6,469,615  AIM Liquid Money Market Fund.........................................       6,469,615
9,497,536  Provident Temp Money Market Fund.....................................       9,497,536
                                                                                  --------------
Total Money Market Funds (cost--$15,967,151)....................................      15,967,151
                                                                                  --------------

Total Investments (cost--$1,324,953,651 which approximates cost for federal income
  tax purposes)--100.16%........................................................   1,324,953,651
Liabilities in excess of other assets--(0.16)%..................................     (2,146,736)
                                                                                  --------------
Net Assets (applicable to 1,322,806,956 Institutional shares outstanding at
$1.00 per
  share)--100.00%...............................................................  $1,322,806,915
                                                                                  --------------
                                                                                  --------------

---------------

* Variable rate securities--maturity date reflects earlier of reset date, maturity date or put date. The interest rates shown are the current rates as of April 30, 1999 and reset periodically.
@    Interest rates shown are the discount rates at date of purchase.
+    Illiquid securities representing 8.13% of net assets.
++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.

                       Weighted Average Maturity--36 Days

                 See accompanying notes to financial statements

MITCHELL HUTCHINS LIR SELECT MONEY FUND

STATEMENT OF OPERATIONS

                                                                   FOR THE PERIOD
                                                                     AUGUST 10,
                                                                       1998+
                                                                         TO
                                                                   APRIL 30, 1999
                                                                   --------------
INVESTMENT INCOME:
Interest.........................................................   $ 32,032,776
                                                                   --------------

EXPENSES:
Management fee...................................................      1,115,803
Shareholder Servicing Fees--Financial Intermediary Shares........            373
Trustees' fees...................................................          7,244
                                                                   --------------
                                                                       1,123,420
Less: Fee waivers from adviser...................................       (668,641)
                                                                   --------------
Net expenses.....................................................        454,779
                                                                   --------------
Net investment income............................................     31,577,997
NET REALIZED LOSSES FROM INVESTMENT TRANSACTIONS.................            (41)
                                                                   --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............   $ 31,577,956
                                                                   --------------
                                                                   --------------

---------------
+  Commencement of operations.

                 See accompanying notes to financial statements

MITCHELL HUTCHINS LIR SELECT MONEY FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                   FOR THE PERIOD
                                                                     AUGUST 10,
                                                                        1998+
                                                                         TO
                                                                   APRIL 30, 1999
                                                                   ---------------
FROM OPERATIONS:
Net investment income............................................   $  31,577,997
Net realized losses from investment transactions.................             (41)
                                                                   ---------------
Net increase in net assets resulting from operations.............      31,577,956
                                                                   ---------------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income--Institutional Shares......................     (31,570,819)
Net investment income--Financial Intermediary Shares.............          (7,178)
                                                                   ---------------
Total dividends to shareholders..................................     (31,577,997)
                                                                   ---------------

NET INCREASE IN NET ASSETS FROM BENEFICIAL INTEREST
  TRANSACTIONS...................................................   1,322,706,956
                                                                   ---------------
Net increase in net assets.......................................   1,322,706,915

NET ASSETS:
Beginning of period..............................................         100,000
                                                                   ---------------
End of period....................................................   $1,322,806,915
                                                                   ---------------
                                                                   ---------------

---------------
+  Commencement of operations.

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

  Mitchell Hutchins LIR Select Money Fund (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a diversified series of Mitchell Hutchins Institutional Series ("Trust"), an open-end management investment company organized as a Delaware business trust on April 29, 1998. Prior to commencement of operations, August 10, 1998, the Fund had no activity other than the sale of 100,000 Institutional shares on July 22, 1998 to Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), the investment adviser and an asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), for $100,000.

  The Fund currently offers two classes of shares, Institutional shares and Financial Intermediary shares. Each class represents interests in the same assets of the Fund, and both classes have equal voting privileges, except that beneficial owners of Financial Intermediary shares receive certain services directly from financial intermediaries, bear certain service fees and, to the extent that matters pertaining to the Shareholder Services Plan or to the Financial Intermediary shares are submitted to shareholders for approval, only the holders of Financial Intermediary shares are entitled to vote thereon. The Fund had Financial Intermediary shares outstanding from December 29, 1998 to February 9, 1999. However, at April 30, 1999, there were no Financial Intermediary shares outstanding.

  The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Following is a summary of significant accounting policies:

  VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost which approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

  REPURCHASE AGREEMENTS--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event that a counterparty defaults on its obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

  DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

  The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

INVESTMENT ADVISER AND ADMINISTRATOR

  The Trust has an Investment Advisory and Administration Contract ("Advisory Contract") under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, Mitchell Hutchins receives compensation from the Fund, computed daily and paid monthly, at an annual rate of 0.18% of the Fund's average daily net assets. At April 30, 1999, the Fund owed Mitchell Hutchins $93,604 in management fees.

NOTES TO FINANCIAL STATEMENTS

  Under the Advisory Contract, Mitchell Hutchins has agreed to pay all Fund expenses other than the management fees, the fees payable pursuant to the Shareholder Service Plan adopted by the Trust with respect to the Fund's Financial Intermediary shares, fees and expenses (including counsel fees) of those trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act of 1940, as amended) ("Independent Trustees"), interest, taxes and the cost (including brokerage commissions and other transaction costs, if any) of securities purchased or sold by the Fund and any losses incurred in connection therewith and extraordinary expenses (such as costs of litigation to which the Trust or Fund is a party and of indemnifying officers and trustees of the Trust.) Although Mitchell Hutchins is not obligated to pay the fees and expenses of the Independent Trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. Mitchell Hutchins had agreed to waive 15 basis points (0.15%) of its 18 basis points (0.18%) management fee from August 10, 1998 through October 18, 1998. From October 19, 1998 through January 18, 1999, Mitchell Hutchins had agreed to waive 12 basis points (0.12%) of its 18 basis points (0.18%). From January 19, 1999 through April 30, 1999, Mitchell Hutchins had also agreed to waive 9 basis points (0.09%) of its 18 basis points (0.18%). At April 30, 1999, management fees were 9 basis points (0.09%). Effective May 1, 1999, Mitchell Hutchins has agreed to waive 6 basis points (0.06%) of its 18 basis points (0.18%) management fee through August 31, 1999. For the period August 10, 1998 (commencement of operations) to April 30, 1999, Mitchell Hutchins voluntarily waived $668,641 of its management fees.

OTHER LIABILITIES

  At April 30, 1999 dividends payable was $4,711,286.

FEDERAL TAX STATUS

  The Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to federal excise tax.

SHAREHOLDER SERVICE PLAN AND AGREEMENT

  Under a Shareholder Service Plan and Agreement with respect to its Financial Intermediary shares, the Fund pays PaineWebber monthly fees at the annual rate of 0.25% of the average daily net assets of the Financial Intermediary shares held by financial intermediaries on behalf of their customers. Under Service Agreements with those financial intermediaries, PaineWebber pays an identical fee to the financial intermediaries for certain support services that they provide to the beneficial owners of the Financial Intermediary shares.

SHARES OF BENEFICIAL INTEREST

  There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                     FINANCIAL
                                             INSTITUTIONAL          INTERMEDIARY
                                                 SHARES                SHARES
                                           ------------------    ------------------
                                             FOR THE PERIOD        FOR THE PERIOD
                                            AUGUST 10, 1998*     DECEMBER 29, 1998*
                                                   TO                    TO
                                             APRIL 30, 1999       FEBRUARY 9, 1999
                                           ------------------    ------------------
Shares sold.............................     11,625,182,358             3,252,333
Shares repurchased......................    (10,320,925,101)           (3,252,333)
Dividends reinvested in additional Fund
  shares................................         18,449,699                     0
                                           ------------------          ----------
Net increase in shares outstanding......      1,322,706,956                     0
                                           ------------------          ----------
                                           ------------------          ----------

---------------
*  Commencement of issuance of shares.

MITCHELL HUTCHINS LIR SELECT MONEY FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

                                                                         FINANCIAL
                                                                       INTERMEDIARY
                                                     INSTITUTIONAL        SHARES
                                                        SHARES        ---------------
                                                    ---------------   FOR THE PERIOD
                                                    FOR THE PERIOD     DECEMBER 29,
                                                      AUGUST 10,           1998+
                                                         1998+              TO
                                                          TO            FEBRUARY 9,
                                                    APRIL 30, 1999        1999(2)
                                                    ---------------   ---------------
Net asset value, beginning of period..............      $ 1.00            $ 1.00
                                                    ---------------   ---------------
Net investment income.............................       0.037             0.006
Dividends from net investment income..............      (0.037)           (0.006)
                                                    ---------------   ---------------
Net asset value, end of period....................      $ 1.00            $ 1.00
                                                    ---------------   ---------------
                                                    ---------------   ---------------
Total investment return (1).......................        3.81%             0.57%
                                                    ---------------   ---------------
                                                    ---------------   ---------------
Ratios/Supplemental Data:
Net assets, end of period (000's).................  $1,322,807                --
Expenses to average net assets net of
 waivers from adviser.............................        0.07%*            0.32%*
Expenses to average net assets before
 waivers from adviser.............................        0.18%*            0.43%*
Net investment income to average net assets net of
 waivers from adviser.............................        5.06%*            4.81%*
Net investment income to average net assets before
 waivers from adviser.............................        4.95%*            4.70%*

-----------------

+  Issuance of shares.

*  Annualized.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of the period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of the period reported. Total investment return for periods of less than one year has not been annualized.

(2) At February 9, 1999, there were no longer any Financial Intermediary shares outstanding. Any further subscriptions of such shares would be at a $1.00 per share.

MITCHELL HUTCHINS INSTITUTIONAL SERIES

REPORT OF INDEPENDENT AUDITORS

The Board of Trustees and Shareholders of
Mitchell Hutchins LIR Select Money Fund

  We have audited the accompanying statement of net assets of Mitchell Hutchins LIR Select Money Fund as of April 30, 1999, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from August 10, 1998 (commencement of operations) to April 30, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

  We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned at April 30, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above and audited by us present fairly, in all material respects, the financial position of Mitchell Hutchins LIR Select Money Fund at April 30, 1999, the results of its operations, the changes in its net assets and the financial highlights for the period from August 10, 1998 (commencement of operations) to April 30, 1999, in conformity with generally accepted accounting principles.

                                             [ERNST & YOUNG SIGNATURE]

New York, New York
June 23, 1999

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MITCHELL HUTCHINS LIR SELECT MONEY FUND

TAX INFORMATION (UNAUDITED)

  We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of the Fund's fiscal period, August 10, 1998 (commencement of operations) to April 30, 1999, as to the federal tax status of distributions received by shareholders during such fiscal period. Accordingly, we are advising you that all dividends paid by the Fund during the fiscal period were derived from net investment income. These amounts are taxable as ordinary income, none of which qualifies for the dividend received deduction available to corporate shareholders.

  Dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need to be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

  Because the Fund's fiscal period is not the calendar year, another notification will be sent in respect of calendar year 1999. The second notification, which will reflect the amounts to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 2000. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

12
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TRUSTEES

E. Garrett Bewkes, Jr.
CHAIRMAN

Margo N. Alexander

Richard Q. Armstrong

Richard R. Burt

Mary C. Farrell

Meyer Feldberg

George W. Gowen

Frederic V. Malek

Carl W. Schafer

Brian M. Storms


OFFICERS

Margo N. Alexander
PRESIDENT

Victoria E. Schonfeld
VICE PRESIDENT

Dianne E. O'Donnell
VICE PRESIDENT AND SECRETARY

Paul H. Schubert
VICE PRESIDENT AND TREASURER

Dennis L. McCauley
VICE PRESIDENT

Anthony G. Balestrieri
VICE PRESIDENT


INVESTMENT ADVISER AND ADMINISTRATOR

Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019


DISTRIBUTOR

PaineWebber Incorporated
1285 Avenue of the Americas
New York, New York 10019


THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION FOR ANY OF THE FUNDS LISTED ON THE BACK COVER CAN BE OBTAINED FROM A PAINEWEBBER INVESTMENT EXECUTIVE OR CORRESPONDENT FIRM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

PaineWebber offers a family of 27 funds which encompass a diversified range of investment goals.

BOND FUNDS

- High Income Fund
- Investment Grade Income Fund
- Low Duration U.S. Government Income Fund
- Strategic Income Fund
- U.S. Government Income Fund

TAX-FREE BOND FUNDS

- California Tax-Free Income Fund
- Municipal High Income Fund
- National Tax-Free Income Fund
- New York Tax-Free Income Fund

STOCK FUNDS

- Financial Services Growth Fund
- Growth Fund
- Growth and Income Fund
- Mid Cap Fund
- Small Cap Fund
- S&P 500 Index Fund
- Tax-Managed Equity Fund
- Utility Income Fund

ASSET ALLOCATION FUNDS

- Balanced Fund
- Tactical Allocation Fund

GLOBAL FUNDS

- Asia Pacific Growth Fund
- Emerging Markets Equity Fund
- Global Equity Fund
- Global Income Fund

MITCHELL HUTCHINS PORTFOLIOS

- Aggressive Portfolio
- Moderate Portfolio
- Conservative Portfolio

PAINEWEBBER MONEY MARKET FUND


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-C-1999 PaineWebber Incorporated
         Member SIPC


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ANNUAL REPORT
LIR SELECT

MONEY FUND


APRIL 30, 1999